UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net income	$ 115,113	$ 110,614
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	77,254	75,182
Movement in deferred tax liability	1,544	1,704
Release of deferred tax asset	4,585	3,944
Amortization of deferred charges	4,578	7,217
Drydocking expenditure	(13,713)	(4,060)
Foreign exchange losses/(gains)	3,582	(416)
Loss on bond repurchase	6,573	0
Unit option expense	180	0
Interest element included in obligation under capital lease, net	411	(1,351)
Change in assets and liabilities:
Trade accounts receivable	11,247	3,578
Inventories	1,824	209
Prepaid expenses, accrued income and other assets	1,781	2,338
Amount due to/from related companies	28,275	(30,637)
Trade accounts payable	1,340	(1,089)
Accrued expenses	6,217	3,430
Restricted cash	(5)	(129)
Other current liabilities	(4,581)	18,075
Net cash provided by operating activities	246,205	188,609
INVESTING ACTIVITIES
Additions to vessels and equipment	(266)	0
Deposits made in connection with acquisitions from Golar	(70,000)	(107,247)
Net cash used in investing activities	(70,266)	(107,247)
FINANCING ACTIVITIES
Proceeds from issuance of equity	118,774	0
Repayment of debt, including debt due to related parties	(205,532)	(745,528)
Repurchase of high-yield bonds and related swaps	(180,188)	0
Proceeds from long-term debt	375,000	815,000
Repayments of obligations under capital leases	(650)	0
Dividend paid to non-controlling interest	(7,000)	(9,161)
Cash distributions paid	(119,372)	(114,594)
Financing costs paid	(5,377)	(13,523)
Restricted cash and short-term investments	(10,483)	15,650
Common units buy-back and cancellation	0	(495)
Net cash used in financing activities	(34,828)	(52,651)
Net increase in cash and cash equivalents	141,111	28,711
Cash and cash equivalents at beginning of period	65,710	40,686
Cash and cash equivalents at end of period	$ 206,821	$ 69,397